OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2014
Other Non-Current Assets

Other non-current assets consisted of the following:

		As of September 30,
		2013	2014
		US$	US$

Long-term prepaid expenses	(1)	1,207	1,903
Long-term receivables related to ITAT program	(2)	171	—
Rental deposits	(3)	168	225

		1,546	2,128

(1)	Long-term prepaid expenses represent golf club membership fee. The amortization of the long term prepaid expenses was made within a ten-year amortizing period and was recorded as “general and administrative expenses” on the consolidated statements of operations.
(2)	Long-term receivables represent the non-current portion of prepaid service fee for obtaining government authorization to provide the ITAT program, an information technique application training program, for ten years, starting from 2010. The group amortized such prepayment on a straight-line basis. In 2013, the Group ceased a series of cooperation on ITAT program. As of September 30, 2014, the receivables related to ITAT program, including current portion and non-current portion had been fully settled.
(3)	Rental deposits represent office rental deposits for the Group’s daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.